ACCOUNTS RECEIVABLE, NET - Schedule of the Movement in the allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Balance at beginning of the period	¥ 32,265	$ 4,817	¥ 15,770	¥ 32,265	$ 4,817	¥ 15,770
Balance at beginning of the period | $		4,536			4,536
Adoption of ASC 326 | ¥			5,684			5,684
Provision for expected credit losses	140,926	21,040	23,060	249,293	35,045	53,741
Write-offs charged against the allowance	(117,645)	(17,564)	(26,757)	(160,359)	(22,543)	(52,279)
Recoveries during the period	(13,490)	(2,014)	(5,383)	(27,295)	(3,837)	(7,722)
Balance at end of the period	¥ 42,056	$ 6,279	¥ 12,374	¥ 93,904	$ 13,201	¥ 15,194